ASSETS HELD FOR SALE - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Dec. 31, 2019
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from divestitures		$ 28,190	$ 6,255
Assets Held for Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from divestitures	$ 33,000